Operating Profit (Tables)	12 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Schedule of operating expenses

	2024 £’000	2023 £’000	2022 £’000
Operating profit is stated after charging/(crediting):
Depreciation of owned property, plant and equipment	10,312	8,730	6,634
Depreciation of right-of-use assets	13,026	11,861	10,958
Impairment/(Reversal of impairment) of right-of-use assets	130	(131)	214
Amortisation of intangible assets	15,473	12,467	11,163
Net loss/(gain) on disposal of non-current assets (tangibles and intangibles)	690	(45)	(73)
Net gain on disposal of right-of-use asset	(139)	(1)	(187)
Loss on derecognition of right-of-use assets sub-leased	81	—	132
Research and development tax credit	(7,788)	(5,027)	(2,211)
Government grants	(2,803)	(2,935)	(642)
Share-based compensation expense	34,678	31,058	35,005
Restructuring costs	11,645	6,588	—
Expected credit loss allowance on trade receivables	58	932	765
Expected credit loss allowance on accrued income	(8)	—	(26)
Operating lease costs:
Land and buildings	3,165	1,957	855

Schedule of auditors' remuneration
During the year, the Group (including its overseas subsidiaries) obtained the following services from the Company’s auditors in respect of each year:

	2024 £’000	2023 £’000	2022 £’000
Audit of the financial statements	£1,922	£1,467	£1,150
Subsidiary local statutory audits	140	108	87
Sarbanes-Oxley Act attestation fees	1,442	1,506	1,710
Total audit fees	3,504	3,081	2,947
Quarterly review fees	285	260	—
Transition fees	—	180	—
Total audit related fees	285	440	—
Tax fees	245	377	—
All other fees	96	202	—
Total auditor’s remuneration	£4,130	£4,100	£2,947